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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06362

Invesco Municipal Trust

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code: (404) 439-3217

Date of fiscal year end: 2/28

Date of reporting period: 8/31/14

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	August 31, 2014
Invesco Municipal Trust
NYSE: VKQ

2 Letters to Shareholders

3 Trust Performance

4 Dividend Reinvestment Plan

5 Schedule of Investments

24 Financial Statements

27 Notes to Financial Statements

32 Financial Highlights

34 Approval of Investment Advisory and Sub-Advisory Contracts

36 Proxy Results

Unless otherwise noted, all data provided by Invesco.
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

While the members of the Invesco Funds Board, which I chair, can’t dictate the performance of the Invesco funds, be assured that your Board works diligently throughout the year to focus on how your investments are managed. Our job is to represent you and your interests on a variety of fund management-related matters. We regularly monitor how the portfolio management teams of the Invesco funds are performing in light of ever-changing and often unpredictable economic and market conditions, and we review the investment strategies and investment process employed by each fund’s management team as explained in the fund’s prospectus.

Perhaps our most significant responsibility is conducting the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review, which is required by the Investment Company Act of 1940, focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information from Invesco that allows us to evaluate the quality of its services and the reasonableness of its fees. We also use information from a variety of independent sources, including materials provided by the independent senior officer of the Invesco funds, who reports directly to the independent trustees on the Board. Additionally, we meet with legal counsel and review performance and fee data prepared for us by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.

After a careful review, the members of the Invesco Funds Board approved the continuation of advisory and sub-advisory contracts with Invesco Advisers and its affiliates.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Login” box on our home page to get started.

Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com or by visiting the “Intentional Investing Forum” on our home page.

For questions about your account, feel free to contact an Invesco client services representative at 800 341 2929. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

2                         Invesco Municipal Trust

Trust Performance

Performance summary

Cumulative total returns, 2/28/14 to 8/31/14

Trust at NAV	8.33%
Trust at Market Value	6.93
Barclays Municipal Bond Index▼ (Former Broad Market Index)*	4.19
S&P Municipal Bond Index▼ (Broad Market Index)*	4.21
S&P Municipal Bond 5+ Year Investment Grade Index▼ (Style-Specific Index)*	5.13
Lipper Closed-End General and Insured Municipal Leveraged Debt Funds Index¢ (Peer Group Index)*	8.53

Market Price Discount to NAV as of 8/31/14	-9.52

Source(s): ▼FactSet Research Systems Inc.; ¢Lipper Inc.

*	During the reporting period, the Trust adopted a three-tier benchmark structure to compare its performance to broad market, style-specific and peer group market measures. The S&P Municipal Bond Index now represents the Trust’s broad market benchmark instead of the Barclays Municipal Bond Index as the S&P Municipal Bond Index more closely reflects the performance of the broad US municipal bond market. The S&P Municipal Bond 5+ Year Investment Grade Index and Lipper Closed-End General and Insured Municipal Leveraged Debt Funds Index are now the Trust’s style-specific and peer group benchmarks, respectively.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.

Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.

The Barclays Municipal Bond Index is an unmanaged index considered representative of the tax-exempt bond market.

The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.

The S&P Municipal Bond 5+ Year Investment Grade Index is a sub-set of the broad S&P Municipal Bond Index. This index of market value-weighted investment-grade US municipal bonds seeks to measure the performance of US municipals whose maturities are greater than or equal to five years.

The Lipper Closed-End General and Insured Muncipal Leveraged Debt Funds Index is an unmanaged index considered representative of general and insured leverage municipal debt funds tracked by Lipper. These funds either invest primarily in municipal debt issues rated in the top four credit ratings or invest primarily in municipal debt issues insured as to timely payment. These funds can be leveraged via use of debt, preferred equity, and/or reverse repurchase agreements.

The Trust is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Trust may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

3                         Invesco Municipal Trust

Dividend Reinvestment Plan

The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits

■	Add to your account:

You may increase your shares in your Trust easily and automatically with the Plan.

■	Low transaction costs:

Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.

■	Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/us.

■	Safekeeping:

The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan

If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll

If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/us, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 30170, College Station, TX 77842-3170. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works

If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:

1.	Premium: If the Trust is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.
2.	Discount: If the Trust is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan

There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications

The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.

Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan

You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/us or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 30170, College Station, TX 77842-3170. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:

1.	If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.
2.	If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.
3.	You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/us.

4                         Invesco Municipal Trust

Schedule of Investments

August 31, 2014

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–160.20%(a)
Alabama–1.40%
Alabaster (City of) Board of Education;
Series 2014 A, Limited Special Tax GO Wts. (INS–AGM)(b)	5.00%	09/01/39	$1,245	$1,390,914
Series 2014 A, Limited Special Tax GO Wts. (INS–AGM)(b)	5.00%	09/01/44	1,245	1,385,374
Bessemer Governmental Utility Services Corp.; Series 2008 A, Ref. Water Supply RB (INS–AGC)(b)(c)	5.00%	06/01/39	2,150	2,330,923
Birmingham (City of) Airport Authority; Series 2010, RB (INS–AGM)(b)	5.25%	07/01/30	1,650	1,824,883
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/43	1,725	1,669,576
Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/33	1,950	2,207,985
				10,809,655

Alaska–0.51%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB(c)	5.50%	10/01/41	3,160	3,578,005
Matanuska-Susitna (Borough of) (Public Safety Building Lease); Series 2000, COP (INS–AGM)(b)	5.75%	03/01/16	370	371,724
				3,949,729

Arizona–3.02%
Arizona (State of) Transportation Board;
Series 2008 B, Highway RB	5.00%	07/01/25	1,700	1,941,570
Series 2008 B, Highway RB(c)	5.00%	07/01/26	2,545	2,902,522
Series 2011 A, Ref. Sub. Highway RB(c)	5.25%	07/01/32	2,500	2,935,125
Glendale (City of) Industrial Development Authority (John C. Lincoln Health Network); Series 2005, Ref. Hospital RB	5.00%	12/01/35	1,090	1,105,162
Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/35	500	534,090
Series 2010, RB	5.13%	05/15/40	1,100	1,176,758
Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Improvement RB (INS–AMBAC)(b)	5.25%	01/01/32	1,035	1,069,279
Navajo County Pollution Control Corp.; Series 2009 E, PCR(d)	5.75%	06/01/16	715	776,390
Phoenix (City of) Industrial Development Authority (Career Success Schools);
Series 2009, Education RB	7.00%	01/01/39	640	605,037
Series 2009, Education RB	7.13%	01/01/45	610	579,890
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB(e)	6.50%	07/01/34	500	555,630
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/42	2,170	2,311,115
Pima (County of) Industrial Development Authority (Global Water Resources, LLC); Series 2007, Water & Wastewater RB(f)	6.55%	12/01/37	2,300	2,341,722
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB(c)	5.00%	01/01/28	2,050	2,358,197
University Medical Center Corp.; Series 2005, Hospital RB	5.00%	07/01/35	900	909,387
Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.25%	08/01/32	1,060	1,207,658
				23,309,532

California–14.03%
Anaheim (City of) Public Financing Authority (Anaheim Public Improvements); Series 1997 C, Sub. Lease CAB RB (INS–AGM)(b)(g)	0.00%	09/01/20	4,000	3,510,200
Bay Area Governments Association (California Redevelopment Agency Pool); Series 2004 A, Tax Allocation RB (INS–SGI)(b)	5.25%	09/01/35	2,100	2,101,554
Bay Area Toll Authority (San Francisco Bay Area);
Series 2008 F-1, Toll Bridge RB(c)(d)(h)	5.00%	04/01/18	6,000	6,932,520
Series 2009 F-1, Toll Bridge RB(c)	5.00%	04/01/34	2,500	2,832,550
Series 2009 F-1, Toll Bridge RB(c)(d)(h)	5.13%	04/01/19	4,000	4,757,080
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/28	800	510,696

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Department of Water Resources (Central Valley);
Series 2008 AE, Water System RB(c)	5.00%	12/01/24	$775	$893,056
Series 2008 AE, Water System RB(c)	5.00%	12/01/25	975	1,121,952
Series 2008 AE, Water System RB(c)	5.00%	12/01/26	975	1,120,012
Series 2008 AE, Water System RB(c)	5.00%	12/01/27	575	659,370
Series 2008 AE, Water System RB(c)	5.00%	12/01/28	975	1,118,364
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB	6.00%	07/01/34	1,000	1,145,050
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2011 B, RB	5.50%	08/15/26	1,000	1,184,180
California (State of) Housing Finance Agency;
Series 2008 K, Home Mortgage RB(f)	5.30%	08/01/23	1,655	1,710,194
Series 2008 K, Home Mortgage RB(f)	5.45%	08/01/28	3,700	3,797,754
California (State of) Pollution Control Finance Authority;
Series 2012, Water Furnishing RB(e)(f)	5.00%	07/01/27	1,375	1,481,054
Series 2012, Water Furnishing RB(e)(f)	5.00%	07/01/30	1,600	1,692,864
Series 2012, Water Furnishing RB(e)(f)	5.00%	07/01/37	3,535	3,717,194
California (State of) Pollution Control Financing Authority (Waste Management Inc.); Series 2002 B, Solid Waste Disposal RB(f)	5.00%	07/01/27	1,000	1,031,960
California (State of) Statewide Communities Development Authority (Adventist Health System/West); Series 2005 A, Health Facility RB	5.00%	03/01/30	1,800	1,814,130
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/19	1,300	1,526,915
California (State of);
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/31	1,150	1,367,902
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds	5.25%	07/01/21	1,900	2,272,058
Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	02/01/32	2,100	2,391,795
Series 2012, Ref. Unlimited Tax GO Bonds	5.25%	02/01/30	2,050	2,400,161
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/42	1,900	2,110,501
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/35	2,880	3,323,146
Series 2013, Ref. Various Purpose Unlimited Tax GO Bonds	5.25%	09/01/30	1,500	1,803,300
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/47	425	433,317
Golden State Tobacco Securitization Corp.;
Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/45	4,000	4,076,800
Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB (INS–FGIC)(b)	5.00%	06/01/35	5,000	5,133,750
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/27	4,920	4,504,555
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/33	5,525	4,564,755
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/30	2,875	3,231,097
Los Angeles (City of) Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/31	1,000	1,139,200
Los Angeles Unified School District (Election of 2002); Series 2009 D, Unlimited Tax GO Bonds	5.00%	07/01/22	1,200	1,423,848
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB(e)	5.50%	03/01/18	100	106,323
Palomar Pomerado Health; Series 2009, COP	6.75%	11/01/39	1,125	1,215,563
Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/40	2,300	2,556,726
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds(c)	5.00%	08/01/36	4,110	4,661,192
San Francisco (City & County of) Airport Commission (San Francisco International Airport);
Series 2011 F, Ref. Second Series RB(f)	5.00%	05/01/25	775	892,095
Series 2011 F, Ref. Second Series RB(f)	5.00%	05/01/26	1,550	1,760,413
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB(c)	5.00%	11/01/36	3,360	3,856,709
San Francisco (City & County of) Public Utilities Commission; Series 2012, Water RB	5.00%	11/01/33	2,250	2,575,327
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.50%	09/01/32	685	754,075
Southern California Metropolitan Water District; Series 2009 A, RB	5.00%	01/01/34	2,500	2,831,850
Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	2,100	2,374,743
				108,419,850

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–4.36%
Colorado (State of) Board of Governors; Series 2012 A, University Enterprise System RB	5.00%	03/01/41	$3,850	$4,305,070
Colorado (State of) Health Facilities Authority (Catholic Health); Series 2006 C5, RB (INS–AGM)(b)(c)	5.00%	09/01/36	4,875	5,126,404
Colorado (State of) Health Facilities Authority (Evangelical Lutheran);
Series 2004 A, RB	5.25%	06/01/34	1,000	1,003,780
Series 2005, Health Facilities RB	5.00%	06/01/35	2,790	2,842,843
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, Health & Residential Care Facilities RB	5.25%	07/01/27	295	274,362
Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/37	355	312,673
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	6.00%	01/15/34	1,100	1,235,894
Series 2010, Private Activity RB	6.50%	01/15/30	1,400	1,625,750
Denver (City & County of); Series 2012 B, Airport System RB	5.00%	11/15/37	1,850	2,070,982
Montezuma (County of) Hospital District; Series 2007, Ref. RB	5.90%	10/01/37	895	888,252
Platte River Power Authority; Series 2009 HH, RB	5.00%	06/01/26	1,000	1,163,680
University of Colorado;
Series 2013 A, Enterprise RB(c)	5.00%	06/01/37	5,845	6,673,763
Series 2013 A, Enterprise RB(c)	5.00%	06/01/43	5,465	6,177,308
				33,700,761

Connecticut–0.54%
Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS–ACA)(b)(f)	6.60%	07/01/24	2,840	2,849,741
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB(f)	5.50%	04/01/21	1,200	1,371,216
				4,220,957

District of Columbia–2.48%
District of Columbia (Provident Group–Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/45	2,125	2,165,354
District of Columbia (Sibley Memorial Hospital);
Series 2009, Hospital RB	6.38%	10/01/34	2,400	2,695,224
Series 2009, Hospital RB	6.50%	10/01/29	700	793,597
District of Columbia Water & Sewer Authority;
Series 2007 A, Public Utility Sub. Lien RB (INS–AGM)(b)	5.50%	10/01/41	4,000	4,460,240
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS–AGC)(b)(c)	5.00%	10/01/29	775	870,441
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS–AGC)(b)(c)	5.00%	10/01/34	1,575	1,748,313
Series 2013 A, Public Utility Sub. Lien RB(c)	5.00%	10/01/44	3,000	3,406,410
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. Sr. Lien Dulles Toll Road RB	5.00%	10/01/53	2,860	3,004,172
				19,143,751

Florida–8.12%
Alachua (County of) (North Florida Retirement Village, Inc.);
Series 2007, IDR	5.25%	11/15/17	1,000	1,052,510
Series 2007, IDR	5.88%	11/15/36	1,000	1,002,140
Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/41	1,000	1,163,130
Broward (County of);
Series 2012 A, Water & Sewer Utility RB	5.00%	10/01/37	2,270	2,561,695
Series 2013 C, Airport System RB	5.25%	10/01/38	2,450	2,745,788
Citizens Property Insurance Corp. (High Risk Account); Series 2010 A-1, Sr. Sec. RB	5.25%	06/01/17	2,200	2,471,392
Collier (County of) Industrial Development Authority (The Arlington of Naples);
Series 2014 A, Continuing Care Community RB(e)	7.75%	05/15/35	1,300	1,406,717
Series 2014 B-2, TEMPS-70SM Continuing Care Community RB(e)	6.50%	05/15/20	1,300	1,307,098
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/42	1,400	1,623,300
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (INS–AMBAC)(b)	5.95%	07/01/20	270	288,460
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB(f)	5.13%	06/01/27	1,650	1,881,115

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Hillsborough (County of) Aviation Authority;
Series 2008 A, RB (INS–AGC)(b)(c)(f)	5.38%	10/01/33	$975	$1,091,240
Series 2008 A, RB (INS–AGC)(b)(c)(f)	5.50%	10/01/38	2,175	2,441,242
Hillsborough (County of); Series 2006 A, Solid Waste & Resource Recovery RB (INS–BHAC)(b)(f)	4.50%	09/01/34	295	302,593
JEA; Series 2012 Three B, Electric System RB	5.00%	10/01/39	3,100	3,419,269
Lakeland (City of) (Lakeland Regional Health Systems);
Series 2006, Ref. Hospital System RB	5.00%	11/15/26	5,000	5,166,200
Series 2006, Ref. Hospital System RB	5.00%	11/15/32	5,000	5,127,950
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/39	935	1,016,784
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/40	1,250	1,337,625
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.13%	08/01/42	640	718,586
Miami-Dade (County of);
Series 2002 A, Aviation RB (INS–AGM)(b)(f)	5.13%	10/01/35	2,080	2,082,309
Series 2012 A, Ref. Aviation RB(f)	5.00%	10/01/28	1,000	1,112,670
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/32	1,150	1,290,806
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/35	1,820	2,019,618
Series 2012 B, Ref. Sub. Special Obligation RB (INS–AGM)(b)	5.00%	10/01/35	1,950	2,181,406
Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.); Series 2005, Ref. RB	5.38%	07/01/20	820	832,431
Overoaks Community Development District;
Series 2004 A, Capital Improvement Special Assessment RB(i)	6.13%	05/01/35	120	1
Series 2010 A-2, Capital Improvement RB	6.13%	05/01/35	120	120,540
Series 2010 B, Capital Improvement RB	5.13%	05/01/17	180	176,935
Palm Beach (County of) Health Facilities Authority (The Waterford); Series 2007, RB	5.88%	11/15/37	1,100	1,181,400
Palm Beach (County of) Solid Waste Authority;
Series 2009, Improvement RB (INS–BHAC)(b)(c)	5.50%	10/01/23	2,600	3,097,016
Series 2011, Ref. RB(c)	5.00%	10/01/31	2,565	2,960,780
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS–AMBAC)(b)(d)	5.35%	05/01/18	3,250	3,703,570
Reunion East Community Development District; Series 2005, Special Assessment RB(i)	5.80%	05/01/36	590	410,888
Seminole Indian Tribe of Florida;
Series 2007 A, Special Obligation RB(e)	5.25%	10/01/27	400	427,572
Series 2007 A, Special Obligation RB(e)	5.75%	10/01/22	500	545,665
Seven Oaks Community Development District II; Series 2004 A, Special Assessment RB	5.88%	05/01/35	825	771,787
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/35	800	618,952
Sumter (County of) Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, Hospital RB	5.25%	07/01/44	1,000	1,075,560
				62,734,740

Georgia–1.17%
Atlanta (City of) (Beltline);
Series 2009 B, Tax Allocation RB	6.75%	01/01/20	285	345,711
Series 2009 B, Tax Allocation RB	6.75%	01/01/20	520	630,770
Series 2009 B, Tax Allocation RB	7.38%	01/01/31	205	242,000
Atlanta (City of);
Series 2009 A, Water & Wastewater RB	6.00%	11/01/27	1,200	1,457,700
Series 2009 A, Water & Wastewater RB	6.00%	11/01/28	1,300	1,571,180
Series 2009 A, Water & Wastewater RB	6.00%	11/01/29	1,200	1,445,052
Augusta (City of); Series 2005 B, Airport Passenger Facility Charge & General RB(f)	5.35%	01/01/28	1,000	1,003,430
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC	6.00%	09/01/30	1,000	1,082,540
Fulton (County of) Development Authority (Georgia Tech Athletic Association); Series 2012, Ref. RB	5.00%	10/01/42	1,150	1,254,075
				9,032,458

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Guam–0.83%
Guam (Territory of) (Section 30);
Series 2009 A, Limited Obligation RB	5.38%	12/01/24	$350	$381,160
Series 2009 A, Limited Obligation RB	5.63%	12/01/29	1,850	2,046,008
Guam (Territory of) Power Authority; Series 2010 A, RB	5.50%	10/01/40	835	935,509
Guam (Territory of) Waterworks Authority; Series 2010, Water & Wastewater System RB	5.63%	07/01/40	1,400	1,526,084
Guam (Territory of);
Series 2011 A, Business Privilege Tax RB	5.13%	01/01/42	780	836,573
Series 2011 A, Business Privilege Tax RB	5.25%	01/01/36	625	678,156
				6,403,490

Hawaii–0.80%
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group);
Series 2010 B, Special Purpose RB	5.75%	07/01/40	1,000	1,106,160
Series 2013 A, Ref. Special Purpose RB	5.50%	07/01/43	2,500	2,837,500
Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/39	2,050	2,219,473
				6,163,133

Idaho–0.52%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System);
Series 2008 A, RB	6.50%	11/01/23	750	867,742
Series 2008 A, RB	6.75%	11/01/37	1,000	1,129,220
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/27	730	761,273
Regents of the University of Idaho; Series 2011, Ref. General RB(d)	5.25%	04/01/21	1,100	1,292,214
				4,050,449

Illinois–17.67%
Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	1,000	1,021,560
Bolingbrook (Village of); Series 2005, Sales Tax RB	6.25%	01/01/24	2,000	1,900,940
Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, Industrial Project RB	5.50%	11/01/40	725	784,537
Chicago (City of) (Diversey/Narragansett); Series 2006, COP	7.46%	02/15/26	670	511,458
Chicago (City of) (Midway Airport);
Series 2013 A, Ref. Second Lien RB(f)	5.50%	01/01/31	2,650	2,986,391
Series 2014 A, Ref. Second Lien RB(f)	5.00%	01/01/41	1,250	1,333,988
Chicago (City of) (O’Hare International Airport);
Series 2005 A, Third Lien General Airport RB (INS–AGC)(b)(c)	5.25%	01/01/24	3,500	3,690,295
Series 2005 A, Third Lien General Airport RB (INS–AGC)(b)(c)	5.25%	01/01/25	11,500	12,110,995
Series 2008 A, Third Lien General Airport RB (INS–AGM)(b)(c)	5.00%	01/01/33	4,000	4,209,920
Series 2012 B, Ref. Passenger Facility Charge RB(f)	5.00%	01/01/30	4,500	4,856,265
Series 2013, Sr. Lien Customer Facility Charge RB	5.75%	01/01/38	2,450	2,715,604
Chicago (City of) Board of Education;
Series 2008 C, Ref. Unlimited Tax GO Bonds (INS–AGM)(b)	5.00%	12/01/27	3,800	4,102,138
Series 2008 C, Unlimited Tax GO Bonds (INS–AGM)(b)(c)	5.00%	12/01/27	3,975	4,291,052
Series 2011 A, Unlimited Tax GO Bonds(c)	5.00%	12/01/41	1,230	1,248,979
Series 2013 A3, Ref. Floating Rate Unlimited Tax GO Bonds(d)(j)	0.88%	06/02/18	1,000	973,160
Chicago (City of) Transit Authority;
Series 2011, Sales Tax Receipts RB(c)	5.25%	12/01/36	3,795	4,203,000
Series 2014, Sales Tax Receipts RB	5.00%	12/01/44	3,735	4,124,224
Chicago (City of);
Series 2008 A, Unlimited Tax GO Bonds (INS–AGC)(b)(c)	5.25%	01/01/25	3,100	3,372,924
Series 2011, COP	7.13%	05/01/21	610	655,665
Series 2011, COP	7.13%	05/01/21	410	440,693
Series 2011 A, Sales Tax RB	5.25%	01/01/38	1,905	2,074,640
Series 2012, Second Lien Wastewater Transmission RB	5.00%	01/01/42	3,350	3,557,767
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/33	1,290	1,352,449
Series 2014, Ref. Motor Fuel Tax RB (INS–AGM)(b)	5.00%	01/01/32	1,175	1,293,170

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Cortland (Town of) (Sheaffer System); Series 2006, Special Tax RB(e)(i)	5.50%	03/01/17	$982	$295,798
Deerfield (Village of);
Series 2011, Ref. CAB RB(g)	0.00%	10/01/31	237	59,925
Series 2011, Ref. RB	6.00%	10/01/42	441	404,203
Gilberts (Village of) Special Service Area No. 24 (The Conservancy); Series 2014 A, Special Tax RB	5.38%	03/01/34	650	553,722
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2012 A, RB	5.00%	03/01/34	1,000	1,099,300
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/42	1,430	1,494,121
Illinois (State of) Finance Authority (Kish Health System Obligated Group); Series 2008, Ref. Hospital RB	5.50%	10/01/22	1,125	1,216,001
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/42	1,000	1,071,880
Illinois (State of) Finance Authority (Northwestern Memorial Hospital);
Series 2009 A, RB(c)	5.38%	08/15/24	2,200	2,521,750
Series 2009 A, RB(c)	5.75%	08/15/30	1,400	1,617,042
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2007 A, RB	5.75%	11/15/37	3,500	3,729,355
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS-65SM RB	7.00%	11/15/15	1,700	1,122,000
Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB	6.25%	11/15/35	1,250	1,395,963
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/37	1,000	1,027,710
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	1,905	2,281,790
Illinois (State of) Finance Authority (Sherman Health System); Series 2007 A, RB	5.50%	08/01/37	3,500	3,825,605
Illinois (State of) Finance Authority (Swedish American Hospital); Series 2004, RB (INS–AMBAC)(b)	5.00%	11/15/31	1,675	1,678,618
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB	6.00%	08/15/38	1,675	1,817,341
Illinois (State of) Finance Authority (The Landing at Plymouth Place);
Series 2005 A, RB	6.00%	05/15/25	1,000	1,004,560
Series 2005 A, RB	6.00%	05/15/37	1,350	1,333,368
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB(c)	5.50%	08/15/41	2,370	2,619,585
Illinois (State of) Finance Authority (University of Chicago); Series 2013-A, RB(c)	5.25%	10/01/52	3,630	4,077,579
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2010 A, RB	5.50%	06/15/50	2,265	2,476,370
Series 2012 B, RB(c)	5.00%	12/15/28	1,700	1,936,572
Illinois (State of) Sports Facilities Authority;
Series 2014, Sports Facilities Ref. RB (INS–AGM)(b)	5.25%	06/15/31	1,205	1,348,287
Series 2014, Sports Facilities Ref. RB (INS–AGM)(b)	5.25%	06/15/32	1,100	1,224,135
Illinois (State of) Toll Highway Authority; Series 2013 A, RB(c)	5.00%	01/01/38	3,875	4,302,413
Illinois (State of);
Series 2013, Unlimited Tax GO Bonds	5.50%	07/01/38	2,450	2,701,076
Series 2014, Unlimited Tax GO Bonds	5.00%	04/01/30	1,120	1,202,432
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/33	2,880	3,053,203
Series 2014, Unlimited Tax GO Bonds	5.25%	02/01/33	1,250	1,347,688
Peoria (County of); Series 2011, Unlimited Tax GO Bonds(c)	5.00%	12/15/41	3,075	3,332,501
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	3,800	4,468,534
United City of Yorkville (City of) Special Service Area No. 2004-107 (Raintree Village II); Series 2005, Special Tax RB(i)	6.25%	03/01/35	958	514,561
Volo (Village of) Special Service Area No. 3 (Symphony Meadows); Series 2006-1, Special Tax RB	6.00%	03/01/36	820	824,420
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB(f)	7.00%	12/01/42	495	511,127
Will County Community School District No. 161 (Summit Hill);
Series 1999, Unlimited Tax CAB GO Bonds(g)(h)	0.00%	01/01/16	675	672,968
Series 1999, Unlimited Tax CAB GO Bonds(g)(h)	0.00%	01/01/19	425	404,370
Series 1999, Unlimited Tax CAB GO Bonds (INS–NATL)(b)(g)	0.00%	01/01/16	1,335	1,293,628
Series 1999, Unlimited Tax CAB GO Bonds (INS–NATL)(b)(g)	0.00%	01/01/19	990	860,765
				136,534,080

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–4.40%
Indiana (State of) Finance Authority (Ascension Health Senior Credit); Series 2006 B-6, RB(c)	5.00%	11/15/36	$5,600	$5,904,696
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/31	2,320	2,680,528
Indiana (State of) Finance Authority (Deaconess Hospital Obligated Group); Series 2009 A, Hospital RB	6.75%	03/01/39	1,440	1,635,437
Indiana (State of) Finance Authority (I-69 Section 5);
Series 2014, Tax-Exempt RB(f)	5.00%	09/01/46	1,495	1,566,969
Series 2014, Tax-Exempt RB(f)	5.25%	09/01/34	870	938,834
Series 2014, Tax-Exempt RB(f)	5.25%	09/01/40	1,245	1,340,355
Indiana (State of) Finance Authority (Indianapolis Power & Light Co.); Series 2009 A, Ref. Environmental Facilities RB	4.90%	01/01/16	1,600	1,693,712
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013, Private Activity RB(f)	5.00%	07/01/40	3,850	4,078,151
Series 2013 A, Private Activity RB(f)	5.00%	07/01/35	500	532,675
Series 2013 A, Private Activity RB(f)	5.00%	07/01/48	575	605,601
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.);
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/32	610	636,846
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/39	2,670	2,760,833
Indiana (State of) Municipal Power Agency; Series 2013 A, Power Supply System RB	5.25%	01/01/33	1,250	1,427,775
Indianapolis Local Public Improvement Bond Bank;
Series 2011 K, RB	5.00%	06/01/27	2,000	2,293,260
Series 2013 F, RB(c)	5.00%	02/01/30	3,240	3,689,291
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB(f)	6.75%	01/01/34	1,500	1,701,030
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB(e)	5.75%	09/01/42	500	504,035
				33,990,028

Iowa–0.35%
Iowa (State of) Finance Authority (Alcoa Inc.); Series 2012, Midwestern Disaster Area RB	4.75%	08/01/42	1,400	1,442,826
Pottawattamie (County of) (Christian Homes Inc.); Series 2007 E, Ref. RB	5.75%	05/15/26	1,200	1,244,616
				2,687,442

Kansas–0.90%
Cowley County Unified School District No. 465 (Winfield); Series 2003, Unlimited Tax GO Bonds (INS–NATL)(b)	5.25%	10/01/22	70	70,248
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB(c)	5.75%	11/15/38	3,500	3,972,710
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.75%	07/01/38	1,575	1,804,304
Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2014-A, Utility System Improvement Ref. RB	5.00%	09/01/44	1,000	1,113,640
				6,960,902

Kentucky–2.35%
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS–AGC)(b)	5.75%	12/01/28	1,500	1,623,480
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010 A, Hospital RB	6.00%	06/01/30	1,500	1,715,700
Series 2010 A, Hospital RB	6.38%	06/01/40	1,225	1,394,074
Series 2010 A, Hospital RB	6.50%	03/01/45	3,100	3,546,059
Kentucky (State of) Property & Building Commission (No. 93);
Series 2009, Ref. RB (INS–AGC)(b)	5.25%	02/01/24	1,610	1,849,520
Series 2009, Ref. RB (INS–AGC)(b)	5.25%	02/01/25	1,815	2,076,687
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, First Tier Toll RB	5.75%	07/01/49	1,000	1,139,240
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.);
Series 2006, Health System RB	5.25%	10/01/36	3,545	3,686,977
Series 2013 A, Health System RB	5.50%	10/01/33	1,000	1,132,870
				18,164,607

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–2.03%
Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB(i)	5.25%	07/01/17	$989	$366,444
Louisiana (State of) Public Facilities Authority (Entergy Louisiana LLC); Series 2010, RB	5.00%	06/01/30	1,150	1,201,175
Louisiana Citizens Property Insurance Corp.; Series 2009 C-2, Assessment RB (INS–AGC)(b)	6.75%	06/01/26	2,000	2,373,240
Louisiana State University & Agricultural & Mechanical College (Master Lease M98362); Series 1998, RB (Acquired 11/30/98; Cost $3,227,271)(e)	5.75%	10/30/18	3,227	3,239,180
New Orleans (City of); Series 2014, Ref. Sewerage Service RB	5.00%	06/01/44	755	831,791
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	2,450	2,575,048
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/31	860	930,821
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/32	1,635	1,755,336
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/33	1,375	1,469,641
Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/30	860	947,591
				15,690,267

Maryland–0.45%
Maryland (State of) Health & Higher Educational Facilities Authority (Mercy Medical Center); Series 2007 A, RB	5.50%	07/01/42	1,400	1,474,578
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	1,080	1,160,438
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/25	765	836,015
				3,471,031

Massachusetts–8.45%
Berkshire Wind Power Cooperative Corp.; Series 2010 1, RB	5.25%	07/01/30	350	379,487
Boston (City of) Water & Sewer Commission; Series 2009 A, Ref. General RB	5.00%	11/01/26	1,000	1,146,020
Massachusetts (State of) Bay Transportation Authority;
Series 2006 B, Sr. Sales Tax RB	5.25%	07/01/21	1,000	1,235,210
Series 2007 A-2, Sr. Sales Tax CAB RB(g)	0.00%	07/01/21	715	568,582
Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/35	4,020	4,524,590
Massachusetts (State of) Department of Transportation; Series 1997 C, Sr. Turnpike Metropolitan Highway System CAB RB (INS–NATL)(b)(g)	0.00%	01/01/22	1,550	1,332,581
Massachusetts (State of) Development Finance Agency (Berklee College of Music); Series 2007 A, RB	5.00%	10/01/32	2,150	2,362,420
Massachusetts (State of) Development Finance Agency (Boston College);
Series 2008, RB	5.50%	06/01/26	400	514,376
Series 2010 R-1, RB	5.00%	07/01/31	350	393,305
Massachusetts (State of) Development Finance Agency (Boston University); Series 2013 U-1, Floating Rate RB(d)(j)	0.63%	03/30/17	2,000	1,997,126
Massachusetts (State of) Development Finance Agency (Broad Institute); Series 2011 A, RB	5.25%	04/01/37	500	569,775
Massachusetts (State of) Development Finance Agency (Cape Cod Healthcare Obligation); Series 2004, RB (INS–AGC)(b)	5.13%	11/15/35	500	557,910
Massachusetts (State of) Development Finance Agency (Caregroup); Series 1998 B-2, RB (INS–NATL)(b)	5.38%	02/01/28	500	563,365
Massachusetts (State of) Development Finance Agency (Carleton-Willard Village); Series 2010, RB	5.63%	12/01/30	700	758,562
Massachusetts (State of) Development Finance Agency (CLG Pharmacy & Allied Health); Series 2005 D, RB(d)(h)	5.00%	07/01/15	500	520,475
Massachusetts (State of) Development Finance Agency (Emerson College); Series 2010 A, RB	5.00%	01/01/40	250	263,928
Massachusetts (State of) Development Finance Agency (Evergreen Center Inc.);
Series 2005, RB	5.00%	01/01/24	250	250,645
Series 2005, RB	5.50%	01/01/35	450	450,828
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2008 B, RB(c)	5.00%	10/01/38	8,000	8,946,880
Massachusetts (State of) Development Finance Agency (Lesley University); Series 2011 B-1, RB (INS–AGM)(b)	5.25%	07/01/33	300	340,947
Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility);
Series 2011 A-1, RB	6.25%	11/15/39	353	288,349
Series 2011 A-1, RB	6.25%	11/15/46	567	451,364
Series 2011 A-2, RB	5.50%	11/15/46	49	34,312
Series 2011 B, CAB RB(g)	0.00%	11/15/56	243	1,078

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–(continued)
Massachusetts (State of) Development Finance Agency (Lowell General Hospital); Series 2010 C, RB	5.13%	07/01/35	$500	$524,755
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology);
Series 2002 K, RB(c)	5.50%	07/01/32	2,500	3,419,200
Series 2008 A, RB	5.00%	07/01/38	1,500	1,670,640
Massachusetts (State of) Development Finance Agency (Merrimack College); Series 2012 A, RB	5.25%	07/01/42	500	520,705
Massachusetts (State of) Development Finance Agency (Mount Holyoke College); Series 2011 B, RB	5.00%	07/01/41	500	546,675
Massachusetts (State of) Development Finance Agency (Northeastern University); Series 2009 Y-2, Ref. RB	5.50%	10/01/24	750	873,405
Massachusetts (State of) Development Finance Agency (Partners Healthcare System); Series 2007 G, RB	5.00%	07/01/47	600	654,288
Massachusetts (State of) Development Finance Agency (Sabis International Charter School); Series 2009 A, RB	8.00%	04/15/39	250	293,708
Massachusetts (State of) Development Finance Agency (Springfield College); Series 2010, RB	5.63%	10/15/40	500	540,070
Massachusetts (State of) Development Finance Agency (SRBC); Series 2002 A, RB (INS–NATL)(b)	5.13%	08/01/28	1,000	1,001,150
Massachusetts (State of) Development Finance Agency (Sterling & Francine Clark Art); Series 2010, RB	5.00%	07/01/40	500	546,870
Massachusetts (State of) Development Finance Agency (Suffolk University); Series 2010, RB	5.13%	07/01/40	500	528,340
Massachusetts (State of) Development Finance Agency (Tufts Medical Center);
Series 2011 I, RB	6.75%	01/01/36	500	592,885
Series 2011 I, RB	7.25%	01/01/32	825	1,008,389
Massachusetts (State of) Development Finance Agency (UMass Memorial); Series 2011 H, RB	5.50%	07/01/31	500	534,280
Massachusetts (State of) Development Finance Agency (Wellesley College); Series 2012 J, RB	5.00%	07/01/42	150	169,193
Massachusetts (State of) Educational Financing Authority; Series 2011 J, RB(f)	5.63%	07/01/28	320	357,824
Massachusetts (State of) Port Authority (Conrac); Series 2011 A, RB	5.13%	07/01/41	250	273,473
Massachusetts (State of) Port Authority; Series 2010 A, RB	5.00%	07/01/40	300	325,131
Massachusetts (State of) School Building Authority (Partners Healthcare); Series 2012 L, RB	5.00%	07/01/41	3,425	3,837,678
Massachusetts (State of) School Building Authority; Series 2007 A, Dedicated Sales Tax RB (INS–AMBAC)(b)(c)	4.50%	08/15/35	4,670	4,826,118
Massachusetts (State of) Water Resources Authority;
Series 2007 B, Ref. General RB (INS–AGM)(b)	5.25%	08/01/31	500	640,330
Series 2009 B, RB	5.00%	08/01/22	1,200	1,406,856
Series 2011 B, General RB	5.00%	08/01/28	200	235,478
Series 2011 C, Ref. General RB(c)	5.00%	08/01/30	3,500	4,054,155
Series 2011 C, Ref. General RB(c)	5.00%	08/01/31	2,000	2,309,780
Massachusetts (State of);
Series 2004 A, Ref. Limited Tax GO Bonds (INS–AMBAC)(b)	5.50%	08/01/30	1,500	1,993,350
Series 2005, Ref. Special Obligation Dedicated Tax RB (INS–NATL)(b)	5.50%	01/01/23	1,000	1,214,860
Westford (Town of); Series 2003, Limited Tax GO Bonds (INS–AMBAC)(b)	5.25%	06/01/19	1,975	1,983,394
				65,335,095

Michigan–1.43%
Detroit (City of); Series 2001 C-1, Ref. Sr. Lien Sewage Disposal System RB (INS–AGM)(b)	7.00%	07/01/27	2,715	3,198,596
Kent (County of) Hospital Finance Authority (Spectrum Health System); Series 2008 A, RB(d)	5.50%	01/15/15	400	407,948
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014-C-1, Sewer Disposal Ref. Senior Lien RB	5.00%	07/01/44	1,245	1,283,582
Series 2014-C-1, Sewer Disposal Ref. Senior Lien RB (INS–AGM)(b)	5.00%	07/01/32	2,500	2,692,075
Series 2014-D-4, Water Supply Ref. RB	5.00%	07/01/29	625	666,744
Series 2014-D-6, Water Supply Ref. RB	5.00%	07/01/33	625	657,456
Saginaw (City of) Hospital Finance Authority (Covenant Medical Center, Inc.); Series 2010 H, Ref. RB	5.00%	07/01/30	2,000	2,129,900
				11,036,301

Minnesota–0.71%
Minneapolis (City of) (Fairview Health Services);
Series 2008 A, Health Care System RB	6.38%	11/15/23	1,850	2,176,210
Series 2008 A, Health Care System RB	6.63%	11/15/28	1,200	1,427,256

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
St. Paul (City of) Housing & Redevelopment Authority (Health Partners Obligated Group); Series 2006, Health Care Facilities RB	5.25%	05/15/36	$1,850	$1,915,805
				5,519,271

Missouri–1.66%
Cass (County of); Series 2007, Hospital RB	5.63%	05/01/38	1,300	1,322,854
Ellisville (City of) Industrial Development Authority (Gambrill Gardens);
Series 1999, Ref. & Improvement RB	6.10%	06/01/20	1,020	1,021,989
Series 1999, Ref. & Improvement RB	6.20%	06/01/29	1,000	1,000,870
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/27	750	877,395
Series 2011 A, Ref. RB	5.50%	09/01/28	1,515	1,748,053
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/18	405	419,681
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2005 B, Ref. Senior Living Facilities RB	5.13%	02/01/27	1,200	1,228,800
Series 2010, Senior Living Facilities RB	5.50%	02/01/42	1,000	1,063,420
Missouri (State of) Health & Educational Facilities Authority (St. Louis College of Pharmacy); Series 2013, RB	5.25%	05/01/33	1,175	1,286,625
St. Louis (City of) Industrial Development Authority (Loughborough Commons Redevelopment); Series 2007, Ref. Community Improvement District Tax Increment Allocation RB	5.75%	11/01/27	625	633,350
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors);
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/30	675	692,415
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/41	1,500	1,525,305
				12,820,757

Nebraska–1.38%
Central Plains Energy Project (No. 3);
Series 2012, Gas RB	5.00%	09/01/32	3,500	3,795,120
Series 2012, Gas RB	5.25%	09/01/37	2,485	2,728,108
Omaha (City of) Public Power District; Series 2011 B, RB(c)	5.00%	02/01/36	3,690	4,132,985
				10,656,213

Nevada–1.68%
Clark (County of) (Southwest Gas Corp.); Series 2004 A, IDR (INS–AMBAC)(b)(f)	5.25%	07/01/34	4,000	4,003,320
Nevada (State of);
Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds(c)	5.00%	06/01/22	2,860	3,249,017
Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds(c)	5.00%	06/01/23	2,220	2,518,479
Reno (City of) (Renown Regional Medical Center); Series 2007 A, Hospital RB	5.25%	06/01/37	3,100	3,215,537
				12,986,353

New Jersey–19.25%
Bergen (County of) Utilities Authority; Series 2006, Water System PCR (INS–AMBAC)(b)	5.00%	12/15/31	1,750	1,827,455
Burlington (County of) Bridge Commission (The Evergreens); Series 2007, Economic Development RB	5.63%	01/01/38	750	760,403
Camden (County of) Municipal Utilities Authority; Series 1990 B, Sewer CAB RB (INS–NATL)(b)(g)	0.00%	09/01/15	2,500	2,479,850
Colts Neck (Township of) Board of Education; Series 2002, Unlimited Tax GO Bonds (INS–AGM)(b)	5.00%	02/01/21	1,000	1,145,960
East Orange (City of) Board of Education;
Series 1998, CAB COP (INS–AGM)(b)(g)	0.00%	08/01/19	1,845	1,630,869
Series 1998, CAB COP (INS–AGM)(b)(g)	0.00%	02/01/25	1,845	1,268,659
Series 1998, CAB COP (INS–AGM)(b)(g)	0.00%	02/01/28	2,850	1,663,887
Essex (County of) Improvement Authority (Newark); Series 2010 A, RB	6.25%	11/01/30	1,000	1,134,490
Essex (County of) Improvement Authority; Series 2004, Ref. Project Consolidation RB (INS–NATL)(b)	5.50%	10/01/28	1,000	1,302,650
Essex (County of) Utilities Authority; Series 2009, Ref. Solid Waste RB (INS–AGC)(b)	5.00%	04/01/21	775	880,741
Garden State Preservation Trust;
Series 2003 B, Open Space & Farmland Preservation CAB RB (INS–AGM)(b)(g)	0.00%	11/01/25	2,000	1,485,700
Series 2005 A, Open Space & Farmland Preservation RB (INS–AGM)(b)	5.75%	11/01/28	1,000	1,298,800

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
Hudson (County of) Improvement Authority; Series 2010 A, Ref. Solid Waste System RB	6.00%	01/01/40	$1,000	$1,134,530
Middlesex (County of) Improvement Authority (Administration Building Residential Rental Housing); Series 2001, RB (CEP-FNMA)(f)	5.35%	07/01/34	1,000	1,000,590
New Jersey (State of) Economic Development Authority (American Water Co., Inc.); Series 2010 B, Ref. Water Facilities RB(f)	5.60%	11/01/34	1,000	1,113,300
New Jersey (State of) Economic Development Authority (Cranes Mill); Series 2008, First Mortgage RB	6.00%	07/01/38	1,000	1,044,030
New Jersey (State of) Economic Development Authority (Kapkowski Road Landfill);
Series 2002, Ref. Special Assessment RB	5.75%	10/01/21	1,500	1,673,805
Series 2002, Ref. Special Assessment RB	5.75%	04/01/31	1,000	1,108,370
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.);
Series 2007, RB	5.13%	06/15/27	525	546,074
Series 2007, RB	5.13%	06/15/37	700	718,907
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/42	2,650	2,930,979
New Jersey (State of) Economic Development Authority (Seabrook Village, Inc. Facility);
Series 2006, Ref. Retirement Community RB	5.25%	11/15/26	500	514,780
Series 2006, Ref. Retirement Community RB	5.25%	11/15/36	500	508,405
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, Private Activity RB(f)	5.13%	01/01/34	1,250	1,361,875
Series 2013, Private Activity RB(f)	5.38%	01/01/43	1,000	1,087,520
New Jersey (State of) Economic Development Authority (Winchester Gardens at Ward Homestead); Series 2004 A, Ref. First Mortgage RB	5.80%	11/01/31	2,000	2,004,120
New Jersey (State of) Economic Development Authority;
Series 1992, RB (INS–NATL)(b)	5.90%	03/15/21	35,000	40,358,500
Series 2004 A, Motor Vehicle RB (INS–BHAC)(b)(c)	5.25%	07/01/26	7,000	8,847,090
Series 2005 N-1, Ref. School Facilities Construction RB (INS–AMBAC)(b)	5.50%	09/01/26	1,500	1,833,540
Series 2007 U, School Facilities RB (INS–AGM)(b)(c)	5.00%	09/01/32	7,000	7,666,470
Series 2009, School Facilities Construction RB(d)(h)	5.50%	12/15/18	645	772,884
Series 2009, School Facilities Construction RB (INS–AGC)(b)	5.50%	12/15/34	355	403,379
Series 2012, Ref. RB	5.00%	06/15/29	1,000	1,104,730
New Jersey (State of) Educational Facilities Authority (Institute of Technology); Series 2010 H, RB	5.00%	07/01/31	500	559,570
New Jersey (State of) Educational Facilities Authority (Kean University); Series 2009 A, Ref. RB	5.50%	09/01/36	500	571,550
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.); Series 2011, RB	6.00%	07/01/41	750	882,825
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health); Series 2011 A, Ref. RB	5.63%	07/01/32	1,000	1,110,860
New Jersey (State of) Health Care Facilities Financing Authority (Childrens Specialized Hospital); Series 2005 A, RB	5.50%	07/01/36	1,500	1,532,715
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack University Medical Center); Series 2008, RB (INS–AGC)(b)	5.13%	01/01/27	1,000	1,073,250
New Jersey (State of) Health Care Facilities Financing Authority (Holy Name Medical Center); Series 2010, Ref. RB	5.00%	07/01/25	500	529,255
New Jersey (State of) Health Care Facilities Financing Authority (Meridian Health System); Series 2007, RB (INS–AGC)(b)	5.00%	07/01/38	1,920	2,033,146
New Jersey (State of) Health Care Facilities Financing Authority (Robert Wood Johnson University Hospital); Series 2010, Ref. RB	5.00%	07/01/31	550	598,208
New Jersey (State of) Health Care Facilities Financing Authority (South Jersey Hospital);
Series 2006, RB	5.00%	07/01/36	2,000	2,041,780
Series 2006, RB	5.00%	07/01/46	2,000	2,038,920
New Jersey (State of) Health Care Facilities Financing Authority (St. Clare’s Hospital, Inc.); Series 2004 A, Ref. RB(h)	5.25%	07/01/23	1,000	1,250,610
New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Health Care System); Series 2008, RB	6.63%	07/01/38	1,000	1,090,260
New Jersey (State of) Health Care Facilities Financing Authority (The General Hospital Center at Passaic, Inc.); Series 1994, RB(h)	6.75%	07/01/19	4,250	4,959,325

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Higher Education Student Assistance Authority;
Series 2009 A, Student Loan RB	5.63%	06/01/30	$1,500	$1,690,935
Series 2010 1-A, Ref. Student Loan RB(c)	5.00%	12/01/25	4,205	4,452,548
Series 2010 1-A, Ref. Student Loan RB(c)	5.00%	12/01/26	2,645	2,794,760
New Jersey (State of) Transportation Trust Fund Authority;
Series 1999 A, Transportation System RB	5.75%	06/15/18	1,000	1,156,390
Series 2009 A, Transportation System CAB RB(g)	0.00%	12/15/39	6,000	1,746,120
Series 2010 A, Transportation System CAB RB(g)	0.00%	12/15/30	1,600	776,064
Series 2010 A, Transportation System CAB RB(g)	0.00%	12/15/31	3,000	1,375,530
New Jersey (State of) Turnpike Authority;
Series 1991 C, RB(h)	6.50%	01/01/16	135	146,185
Series 1991 C, RB(h)	6.50%	01/01/16	655	680,106
Series 1991 C, RB (INS–AGM)(b)	6.50%	01/01/16	580	628,053
Series 1991 C, RB (INS–NATL)(b)	6.50%	01/01/16	255	275,821
Series 2005 A, Ref. RB (INS–AGM)(b)	5.25%	01/01/27	705	880,369
Series 2009 E, RB	5.25%	01/01/40	1,000	1,118,710
Series 2013 A, RB	5.00%	01/01/38	3,750	4,166,475
New Jersey Institute of Technology; Series 2012 A, RB	5.00%	07/01/42	500	554,440
Newark (City of) Housing Authority (South Ward Police Facility); Series 2009 A, City-Secured Police Facility RB (INS–AGC)(b)	6.75%	12/01/38	600	708,930
Passaic (County of) Improvement Authority (200 Hospital Plaza Corp.); Series 2010, RB	5.00%	05/01/42	500	551,810
Rahway Valley Sewerage Authority; Series 2005 A, Sewer CAB RB (INS–NATL)(b)(g)	0.00%	09/01/32	5,000	2,446,250
Salem (County of) Improvement Authority (Finlaw Street Office Building); Series 2007, RB (INS–AGM)(b)	5.25%	08/15/32	1,300	1,334,879
Tobacco Settlement Financing Corp.;
Series 2007 1A, Asset-Backed RB	4.50%	06/01/23	1,165	1,155,365
Series 2007 1A, Asset-Backed RB	4.63%	06/01/26	4,175	3,770,025
Series 2007 1A, Asset-Backed RB	5.00%	06/01/29	1,750	1,474,427
				148,769,808

New Mexico–0.81%
Farmington (City of) (Public Service Co. of New Mexico San Juan);
Series 2010 A, Ref. PCR(d)	5.20%	06/01/20	1,000	1,130,970
Series 2010 C, Ref. PCR	5.90%	06/01/40	2,100	2,330,496
Jicarilla Apache Nation; Series 2003 A, RB(e)	5.00%	09/01/18	1,230	1,230,025
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB(c)	6.38%	08/01/32	1,350	1,574,451
				6,265,942

New York–12.94%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB	6.25%	07/15/40	1,370	1,551,004
Series 2009, PILOT RB	6.38%	07/15/43	570	646,146
Metropolitan Transportation Authority;
Series 2009 B, Dedicated Tax Fund RB	5.25%	11/15/28	1,000	1,171,410
Series 2009 B, Dedicated Tax Fund RB	5.25%	11/15/30	1,500	1,722,450
Series 2010 D, RB	5.25%	11/15/26	2,500	2,879,775
Series 2013 A, RB	5.00%	11/15/38	1,850	2,050,115
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 2010, Special Obligation RB	6.00%	12/01/42	710	822,727
Series 2010 8, Special Obligation RB	6.00%	12/01/36	2,050	2,388,127
New York & New Jersey (States of) Port Authority;
Eighty-Fifth Series 1993, Consolidated RB (INS–NATL)(b)	5.38%	03/01/28	2,000	2,451,760
One Hundred Fifty-Second Series 2008, Consolidated RB(c)(f)	5.00%	11/01/28	3,700	4,032,926
One Hundred Forty-Fourth Series 2006, Consolidated RB(c)	5.00%	10/01/35	14,900	16,017,798

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of) Municipal Water Finance Authority;
Series 2008 AA, Water & Sewer System RB(c)	5.00%	06/15/22	$2,500	$2,887,150
Series 2012 FF, Water & Sewer System RB(c)	5.00%	06/15/45	5,325	5,890,355
Series 2013 DD, Water & Sewer System RB	5.00%	06/15/35	3,200	3,674,016
New York (City of) Transitional Finance Authority;
Series 2009 S-3, Building Aid RB(c)	5.25%	01/15/39	3,400	3,827,482
Subseries 2011 D-1, Future Tax Sec. RB(c)	5.00%	11/01/33	4,845	5,582,361
Subseries 2013 I, Future Tax Sec. RB	5.00%	05/01/38	5,000	5,670,550
New York (City of);
Series 2004 G, Unlimited Tax GO Bonds	5.00%	12/01/27	1,590	1,608,396
Subseries 2008 I-1, Unlimited Tax GO Bonds(c)	5.00%	02/01/26	4,775	5,369,917
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB(c)	5.00%	03/15/30	2,220	2,579,596
New York (State of) Dormitory Authority (School Districts Financing Program); Series 2009 C, RB (INS–AGC)(b)	5.00%	10/01/23	3,000	3,423,090
New York (State of) Dormitory Authority;
Series 1995 A, City University System Consolidated RB	5.63%	07/01/16	4,815	5,110,111
Series 2013 A, General Purpose Personal Income Tax RB	5.00%	02/15/37	1,750	1,985,323
Series 2014-C, Tax-Exempt RB(c)	5.00%	03/15/40	5,510	6,269,058
New York (State of) Thruway Authority (Transportation);
Series 2009 A, Personal Income Tax RB(c)	5.00%	03/15/26	1,800	2,082,420
Series 2009 A, Personal Income Tax RB(c)	5.00%	03/15/27	2,000	2,310,200
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, Restructuring RB(c)	5.00%	12/15/31	1,905	2,256,930
New York City Housing Development Corp.; Series 2007 E-1, MFH RB(f)	5.35%	11/01/37	1,600	1,657,392
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/43	1,870	2,089,351
New York Liberty Development Corp. (National Sports Museum); Series 2006 A, RB (Acquired 08/07/06; Cost $848,563)(e)(i)	6.13%	02/15/19	1,000	10
				100,007,946

North Carolina–1.14%
North Carolina (State of) Eastern Municipal Power Agency; Series 2009 B, Power System RB	5.00%	01/01/26	4,300	4,840,123
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.75%	10/01/37	800	816,248
North Carolina (State of) Turnpike Authority; Series 2011, Monroe Connector System State Appropriation RB(c)	5.00%	07/01/36	2,870	3,197,065
				8,853,436

North Dakota–0.40%
McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/40	1,000	1,060,640
Ward (County of) (Trinity Obligated Group); Series 2006, Health Care Facilities RB	5.13%	07/01/29	2,000	2,039,580
				3,100,220

Ohio–19.17%
Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.25%	09/01/20	250	132,480
Akron (City of) (Community Learning Centers); Series 2012, Ref. Income Tax RB	5.00%	12/01/33	1,270	1,439,367
Akron, Bath & Copley Joint Township Hospital District (Medical Center of Akron); Series 2012, RB	5.00%	11/15/32	1,190	1,324,970
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/37	2,470	2,700,377
American Municipal Power, Inc. (Hydroelectric); Series 2009 C, RB	5.00%	02/15/20	1,000	1,176,850
American Municipal Power, Inc. (Prairie State Energy Campus); Series 2008 A, RB (INS–AGC)(b)	5.25%	02/15/19	3,000	3,413,460
Bowling Green (City of) (CFP I LLC–Bowling Green State University); Series 2010, Student Housing RB	5.75%	06/01/31	1,000	1,064,510
Butler (County of) (Kettering Health Network Obligated Group); Series 2011, Hospital Facilities RB	6.38%	04/01/36	375	439,864
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 A, Health Care RB	6.00%	11/01/38	700	726,894
Cincinnati (City of); Series 2011 A, Ref. Water System RB(c)	5.00%	12/01/36	5,000	5,797,600
Cleveland (City of); Series 2005, Ref. Limited Tax GO Bonds (INS–AGM)(b)	5.50%	10/01/19	2,825	3,405,029

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Cleveland-Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB(e)	6.50%	01/01/34	$1,100	$1,159,675
Cleveland-Cuyahoga (County of) Port Authority (Euclid Avenue–Fenn); Series 2005, Student Housing RB (INS–AMBAC)(b)	5.00%	08/01/28	1,000	1,000,760
Columbus City School District;
Series 2009, School Facility Construction & Improvement Unlimited Tax GO Bonds	5.00%	12/01/24	1,000	1,160,450
Series 2009, School Facility Construction & Improvement Unlimited Tax GO Bonds	5.00%	12/01/26	1,000	1,163,680
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/27	795	812,903
Cuyahoga (County of) (Medical Mart/Convention Center); Series 2010 F, Economic Development RB	5.00%	12/01/27	500	556,300
Finneytown Local School District; Series 1997, School Improvement Unlimited Tax GO Bonds (INS–NATL)(b)	6.20%	12/01/17	420	458,653
Franklin (County of) (Ohio Presbyterian Retirement Services); Series 2010 A, Health Care Facilities Improvement RB	5.63%	07/01/26	1,000	1,088,980
Franklin (County of) (OhioHealth Corp.);
Series 2011 A, Hospital Facilities RB(c)	5.00%	11/15/36	930	1,021,596
Series 2011 A, Hospital Facilities RB	5.00%	11/15/36	750	823,868
Series 2011 A, Hospital Facilities RB(c)	5.00%	11/15/41	1,500	1,637,730
Hamilton (County of) (Life Enriching Communities); Series 2006 A, Ref. Health Care RB	5.00%	01/01/37	1,250	1,278,700
Hamilton (County of) (Metropolitan Sewer District); Series 2005 B, Sewer System Improvement RB (INS–NATL)(b)	5.00%	12/01/30	1,000	1,046,680
Hamilton (County of) (Stratford Heights-University of Cincinnati); Series 2010, Ref. Student Housing RB (INS–AGM)(b)	5.00%	06/01/30	1,000	1,093,060
Hamilton (County of);
Series 2000 B, Sales Tax CAB RB (INS–AMBAC)(b)(g)	0.00%	12/01/23	2,000	1,494,640
Series 2011 A, Ref. Sales Tax RB	5.00%	12/01/32	1,000	1,121,520
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/34	1,300	1,508,260
Kent State University; Series 2009 B, General Receipts RB (INS–AGC)(b)	5.00%	05/01/28	1,000	1,137,420
Lakewood City School District; Series 2007, Ref. School Improvement Unlimited Tax GO Bonds (INS–AGM)(b)(c)	4.50%	12/01/31	8,000	8,350,240
Lorain (County of) (Catholic Healthcare Partners);
Series 2003 C-1, Ref. Hospital Facilities RB (INS–AGM)(b)	5.00%	04/01/24	1,475	1,641,793
Series 2006 H, Hospital Facilities RB (INS–AGC)(b)(c)	5.00%	02/01/24	5,840	6,502,314
Lucas (County of) (Lutheran Homes); Series 2010 A, Ref. & Improvement Health Care Facilities RB	7.00%	11/01/45	1,000	1,106,120
Lucas (County of) (Promedica Healthcare); Series 2011 A, Hospital RB	5.75%	11/15/31	1,000	1,183,130
Lucas (County of) (Promedica Healthcare); Series 2011 A, Hospital RB	6.00%	11/15/41	1,000	1,169,510
Medina City School District (School Facilities); Series 2008, COP (INS–AGC)(b)	5.25%	12/01/31	1,000	1,115,110
Miami (County of) (Upper Valley Medical Center); Series 2006, Ref. & Improvement Hospital Facility RB	5.25%	05/15/26	700	741,930
Miami University; Series 2011, Ref. General Receipts RB(c)	5.00%	09/01/31	5,050	5,699,178
Montgomery (County of) (Catholic Health Initiatives); Series 2006 C-1, RB (INS–AGM)(b)(c)	5.00%	10/01/41	9,125	9,527,504
Montgomery (County of) (Kettering Medical Center); Series 1996, Ref. & Improvement Hospital RB (INS–NATL)(b)	6.25%	04/01/20	2,270	2,606,391
Montgomery (County of) (St. Leonard); Series 2010, Ref. & Improvement Health Care & MFH RB	6.38%	04/01/30	1,000	1,089,120
Norwood (City of) (Cornerstone at Norwood); Series 2006, Tax Increment Allocation Financing RB	6.20%	12/01/31	1,340	1,395,945
Ohio (State of) (Cleveland Clinic Health System Obligated Group);
Series 2009 B, Hospital RB(c)	5.13%	01/01/28	4,000	4,485,920
Series 2009 B, Hospital RB(c)	5.50%	01/01/34	1,000	1,128,960
Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2009 B, Ref. RB(d)	5.80%	12/01/19	1,500	1,646,325
Ohio (State of) Air Quality Development Authority (Dayton Power); Series 2006, RB (INS–BHAC)(b)(c)(f)	4.80%	09/01/36	15,500	15,822,090
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.);
Series 2009 A, RB	5.70%	08/01/20	625	727,344
Series 2009 C, Ref. PCR	5.63%	06/01/18	3,450	3,874,212

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Ohio (State of) Higher Educational Facility Commission (Hospital University); Series 2007, RB (INS–BHAC)(b)(c)	4.75%	01/15/46	$10,000	$10,674,200
Ohio (State of) Higher Educational Facility Commission (Summa Health System);
Series 2010, Hospital Facilities RB	5.75%	11/15/35	1,585	1,747,367
Series 2010, Hospital Facilities RB	5.75%	11/15/40	600	660,816
Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 A, Hospital RB(d)(h)	6.75%	01/15/15	2,000	2,050,020
Ohio (State of) Higher Educational Facility Commission (University of Dayton); Series 2011 A, RB	5.38%	12/01/30	750	846,083
Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, MFH Mortgage RB (CEP–GNMA)(f)	5.85%	09/20/28	845	921,726
Ohio (State of) Housing Finance Agency (Mortgage-Backed Securities Program);
Series 1999 A1, Residential Mortgage RB (CEP–GNMA)(f)	5.25%	09/01/30	95	95,109
Series 2008 F, Residential Mortgage RB (CEP–GNMA)(c)	5.50%	09/01/39	255	256,425
Ohio (State of) Housing Finance Agency; Series 1985, SFH Mortgage RB(g)(h)	0.00%	01/15/15	5,550	5,547,780
Ohio (State of) Municipal Electric Generation Agency (Joint Venture 5); Series 2001, Beneficial Interest Ctfs. (INS–NATL)(b)(g)	0.00%	02/15/30	1,000	561,320
Ohio (State of) Turnpike Commission; Series 2010 A, Ref. RB	5.00%	02/15/31	1,000	1,127,560
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.);
Series 2009 A, Ref. PCR(d)	5.88%	06/01/16	2,375	2,575,141
Series 2010 C, Ref. PCR(d)	4.00%	06/03/19	2,575	2,575,000
Ohio State University;
Series 2010 D, RB(h)	5.00%	12/01/30	45	59,277
Series 2010 D, RB	5.00%	12/01/30	955	1,199,957
Summit (County of) Port Authority (University of Akron Student Housing); Series 2011, Lease RB	5.00%	01/01/30	500	550,490
Toledo (City of); Series 2010, Ref. Various Purpose Improvement Limited Tax GO Bonds (INS–AGM)(b)	5.00%	12/01/28	1,000	1,111,200
Toledo-Lucas (County of) Port Authority (Crocker Park Public Improvement); Series 2003, Special Assessment RB	5.38%	12/01/35	800	805,328
University of Cincinnati; Series 2010 F, General Receipts RB	5.00%	06/01/34	750	836,978
University of Toledo; Series 2011 B, General Receipts RB	5.00%	06/01/29	650	723,255
Vandalia Butler City School District; Series 2009, School Improvement Unlimited Tax GO Bonds	5.00%	12/01/29	1,000	1,085,900
Wright State University; Series 2011 A, General Receipts RB	5.00%	05/01/31	1,000	1,111,460
				148,121,804

Pennsylvania–1.58%
Delaware River Port Authority;
Series 2010 D, RB	5.00%	01/01/35	1,000	1,086,890
Series 2010 D, RB	5.00%	01/01/40	1,750	1,883,367
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/42	1,900	2,032,696
Pennsylvania (State of) Turnpike Commission;
Series 2009 A, Sub. RB (INS–AGC)(b)	5.00%	06/01/39	1,825	1,943,461
Subseries 2010 B-2, Sub. Conv. CAB RB(k)	5.75%	12/01/28	2,250	2,417,085
Subseries 2010 B-2, Sub. Conv. CAB RB(k)	6.00%	12/01/34	1,400	1,489,068
Subseries 2014 A-2, Sub. Turnpike Conv. CAB RB(k)	5.13%	12/01/39	2,000	1,338,260
				12,190,827

Puerto Rico–0.39%
Puerto Rico Sales Tax Financing Corp.; Series 2011 C, RB	5.25%	08/01/40	3,495	2,986,722

South Carolina–1.65%
Charleston Educational Excellence Finance Corp. (Charleston County School District);
Series 2005, Installment Purchase RB(c)(d)(h)	5.25%	12/01/15	1,000	1,063,990
Series 2005, Installment Purchase RB(c)(d)(h)	5.25%	12/01/15	3,000	3,191,970
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance);
Series 2009, Ref. & Improvement Hospital RB	5.75%	08/01/39	1,000	1,089,100
Series 2013 A, Ref. Hospital RB	5.25%	08/01/30	1,600	1,809,024

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–(continued)
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman);
Series 2012, Ref. RB	6.00%	11/15/32	$517	$421,109
Series 2012, Ref. Sub. CAB RB(g)	0.00%	11/15/47	222	8,841
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons);
Series 2006, Ref. First Mortgage Health Facilities RB	5.13%	10/01/26	900	903,582
Series 2006, Ref. First Mortgage Health Facilities RB	5.30%	10/01/36	1,000	989,430
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB(c)	5.00%	01/01/33	3,000	3,301,320
				12,778,366

Tennessee–0.87%
Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2006 A, First Mortgage Hospital RB	5.50%	07/01/36	2,225	2,318,005
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, Ref. RB (INS–BHAC)(b)(c)	5.25%	09/01/27	2,650	2,864,438
Shelby (County of) Health, Educational & Housing Facilities Board (Trezevant Manor); Series 2006 A, RB	5.63%	09/01/26	1,500	1,529,850
				6,712,293

Texas–13.70%
Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB(f)	4.85%	04/01/21	1,575	1,637,417
Austin (City of); Series 2012, Ref. Water & Wastewater System RB	5.00%	11/15/42	1,710	1,927,341
Dallas (City of) (Civic Center Convention Complex);
Series 2009, Ref. & Improvement RB (INS–AGC)(b)	5.00%	08/15/18	1,225	1,393,732
Series 2009, Ref. & Improvement RB (INS–AGC)(b)	5.00%	08/15/19	1,440	1,659,629
Dallas (County of) Flood Control District No. 1; Series 2002, Ref. Unlimited Tax GO Bonds	6.75%	04/01/16	265	266,052
Dallas-Fort Worth (Cities of) International Airport;
Series 2012 G, Ref. RB	5.00%	11/01/34	4,000	4,420,960
Series 2012 G, Ref. RB	5.00%	11/01/35	2,390	2,631,366
Series 2013 A, Joint Improvement RB(f)	5.00%	11/01/30	1,825	2,007,810
El Paso (County of) Hospital District; Series 2008 A, Limited Tax GO Bonds (INS–AGC)(b)(c)	5.00%	08/15/37	5,250	5,830,860
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB(d)(h)	7.25%	12/01/18	825	1,043,015
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	1,000	1,093,810
Houston (City of);
Series 2007 A, Ref. First Lien Combined Utility System RB (INS–AGM)(b)	5.00%	11/15/36	2,750	3,030,225
Series 2011 D, First Lien Combined Utility System RB(c)	5.00%	11/15/31	1,865	2,159,372
Series 2011 D, First Lien Combined Utility System RB(c)	5.00%	11/15/33	900	1,034,523
Series 2011 D, First Lien Combined Utility System RB(c)	5.00%	11/15/36	995	1,132,678
Series 2012, Ref. Floating Rate First Lien Combined Utility System RB(d)(j)	0.80%	06/01/17	1,600	1,600,000
Judson Independent School District; Series 2008, School Building Unlimited Tax GO Bonds (INS–AGC)(b)(c)	5.00%	02/01/37	3,320	3,579,458
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/41	1,400	1,508,500
Lower Colorado River Authority; Series 2012 A, Ref. RB	5.00%	05/15/30	2,340	2,662,546
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas);
Series 2007, RB	5.50%	02/15/32	1,100	1,170,246
Series 2009, Ref. & Improvement RB	6.25%	02/15/37	1,450	1,615,880
North Texas Tollway Authority;
Series 2008 B, Ref. First Tier System RB	5.63%	01/01/28	1,000	1,115,970
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/26	1,000	1,138,450
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/27	1,250	1,427,437
Series 2008 F, Ref. Second Tier System RB	5.75%	01/01/33	2,850	3,186,100
Series 2011 A, Special Projects System RB(c)	5.50%	09/01/36	2,895	3,372,096
San Antonio (City of); Series 2013, Jr. Lien Electric & Gas Systems RB	5.00%	02/01/38	2,795	3,136,381

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, Retirement Facility RB	5.63%	11/15/27	$1,000	$1,030,200
Series 2007, Retirement Facility RB	5.75%	11/15/37	550	560,335
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB	5.25%	11/15/37	5,500	5,646,464
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2007, Retirement Facility RB	5.75%	02/15/25	450	460,881
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 A, Ref. RB (INS–AGC)(b)	6.25%	07/01/28	3,300	3,788,862
Texas (State of) Municipal Power Agency; Series 1993, CAB RB(g)(h)	0.00%	09/01/15	80	79,905
Texas (State of) Transportation Commission;
Series 2008, Mobility Fund Unlimited Tax GO Bonds(c)	5.00%	04/01/28	5,750	6,467,255
Series 2012 A, Ref. First Tier Turnpike System RB	5.00%	08/15/41	4,130	4,480,926
Texas A&M University System Board of Regents; Series 2009 A, Financing System RB	5.00%	05/15/27	2,500	2,886,750
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/26	5,860	7,272,377
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, Gas Supply RB	5.00%	12/15/27	1,500	1,650,480
Series 2012, Gas Supply RB	5.00%	12/15/28	1,475	1,616,320
Series 2012, Gas Supply RB	5.00%	12/15/30	1,500	1,629,180
Series 2012, Gas Supply RB	5.00%	12/15/31	4,475	4,820,738
Series 2012, Gas Supply RB	5.00%	12/15/32	1,000	1,069,940
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	1,550	1,835,820
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB(f)	7.00%	12/31/38	1,475	1,821,964
Tyler Health Facilities Development Corp. (East Texas Medical Center Regional Healthcare System); Series 2007 A, Ref. & Improvement Hospital RB	5.38%	11/01/37	1,975	2,014,895
				105,915,146

Utah–0.11%
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/38	800	824,832

Vermont–0.13%
Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 A, Mortgage RB	5.38%	05/01/36	1,000	1,010,540

Virgin Islands–1.21%
University of the Virgin Islands; Series 2004 A, Improvement RB(d)(h)	5.38%	12/01/14	1,000	1,013,430
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note–Diageo);
Series 2009 A, Sub. RB	6.63%	10/01/29	725	830,835
Series 2009 A, Sub. RB	6.75%	10/01/19	1,000	1,153,330
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2009 A, Sub. RB	6.00%	10/01/39	2,000	2,234,620
Series 2010 A, Sr. Lien RB	5.00%	10/01/25	1,775	1,960,470
Series 2010 A, Sr. Lien RB	5.00%	10/01/29	2,000	2,190,140
				9,382,825

Virginia–1.28%
Tobacco Settlement Financing Corp.; Series 2005, Asset-Backed RB(h)	5.50%	06/01/26	1,245	1,291,775
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, Sr. Lien RB(f)	5.50%	01/01/42	2,950	3,218,125
Series 2012, Sr. Lien RB(f)	6.00%	01/01/37	970	1,097,293
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB(f)	5.00%	07/01/34	3,155	3,319,722
White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/17	895	955,037
				9,881,952

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–2.30%
Bellevue (City of) Convention Center Authority (Compound Interest); Series 1994, Ref. CAB RB (INS–NATL)(b)(g)	0.00%	02/01/24	$5,000	$3,851,700
Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB(f)	5.50%	07/01/26	1,525	1,765,233
Kalispel Tribe of Indians; Series 2008, RB	6.63%	01/01/28	1,350	1,310,945
Washington (State of) (SR 520 Corridor Program–Toll Revenue); Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds(c)	5.00%	06/01/33	1,500	1,720,455
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB(c)	5.00%	02/01/41	2,325	2,486,704
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB(d)(h)	6.25%	05/15/21	1,025	1,330,050
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2012, RB	5.25%	10/01/46	1,250	1,347,388
Washington (State of) Housing Finance Commission (Wesley Homes); Series 2008, Non-Profit CR RB(e)	6.00%	01/01/27	1,545	1,609,426
Washington (State of) Tobacco Settlement Authority;
Series 2013, Ref. RB	5.25%	06/01/31	1,100	1,205,809
Series 2013, Ref. RB	5.25%	06/01/33	1,000	1,120,650
				17,748,360

West Virginia–1.05%
Harrison (County of) Commission (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB(f)	5.50%	10/15/37	3,500	3,597,265
West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, RB	6.00%	10/01/20	1,000	1,080,190
Series 2008, RB	6.25%	10/01/23	1,100	1,164,592
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group);
Series 2009 C, Ref. & Improvement RB	5.50%	06/01/34	1,060	1,154,011
Series 2009 C, Ref. & Improvement RB	5.50%	06/01/39	1,020	1,100,713
				8,096,771

Wisconsin–0.67%
Superior (City of) (Superior Water, Light & Power Co.);
Series 2007 A, Ref. Collateralized Utility RB(f)	5.38%	11/01/21	450	484,231
Series 2007 B, Collateralized Utility RB(f)	5.75%	11/01/37	410	428,356
Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2009 B, RB(d)	5.13%	08/15/16	1,000	1,089,230
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB	6.63%	02/15/39	1,305	1,528,781
Wisconsin (State of) Housing & Economic Development Authority; Series 2008 A, Home Ownership RB(c)(f)	5.30%	09/01/23	450	476,433
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/25	1,010	1,187,134
				5,194,165

Wyoming–0.31%
Sweetwater (County of) (FMC Corp.); Series 2005, Ref. Solid Waste Disposal RB(f)	5.60%	12/01/35	1,000	1,021,250
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/26	1,200	1,370,076
				2,391,326
TOTAL INVESTMENTS(l)–160.20% (Cost $1,140,727,176)				1,238,024,133
FLOATING RATE NOTE OBLIGATIONS–(26.51)%
Notes with interest and fee rates ranging from 0.57% to 0.87% at 08/31/14 and contractual maturities of collateral ranging from 06/01/22 to 10/01/52 (See Note 1J)(m)				(204,845,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(33.99)%				(262,698,255)
OTHER ASSETS LESS LIABILITIES–0.30%				2,308,652
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$772,789,530

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Invesco Municipal Trust

Investment Abbreviations:

ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BHAC	– Berkshire Hathaway Assurance Corp.
CAB	– Capital Appreciation Bonds
CEP	– Credit Enhancement Provider
Conv.	– Convertible
COP	– Certificates of Participation
CR	– Custodial Receipts
FGIC	– Financial Guaranty Insurance Co.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds

INS	– Insurer
MFH	– Multi-Family Housing
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
PILOT	– Payment-in-Lieu-of-Tax
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
Sec.	– Secured
SFH	– Single-Family Housing
SGI	– Syncora Guarantee, Inc.
Sr.	– Senior
Sub.	– Subordinated
TEMPS	– Tax-Exempt Mandatory Paydown Securities
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1J.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2014 was $19,278,266, which represented 2.49% of the Trust’s Net Assets.
(f)	Security subject to the alternative minimum tax.
(g)	Zero coupon bond issued at a discount.
(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(i)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at August 31, 2014 was $1,587,702, which represented less than 1% of the Trust’s Net Assets.
(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2014.
(k)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(l)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	7.50%
Assured Guaranty Corp.	6.06
National Public Finance Guarantee Corp.	5.18

(m)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2014. At August 31, 2014, the Trust’s investments with a value of $373,432,298 are held by Dealer Trusts and serve as collateral for the $204,845,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on Total Investments

as of August 31, 2014

Revenue Bonds	88.3%
General Obligation Bonds	8.6
Pre-Refunded Bonds	3.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Invesco Municipal Trust

Statement of Assets and Liabilities

August 31, 2014

(Unaudited)

Assets:
Investments, at value (Cost $1,140,727,176)	$1,238,024,133
Receivable for:
Investments sold	1,009,740
Interest	15,109,339
Deferred offering costs	68,495
Other assets	17,224
Total assets	1,254,228,931

Liabilities:
Floating rate note obligations	204,845,000
Variable rate muni term preferred shares ($0.01 par value, 2,628 shares issued with liquidation preference of $100,000 per share)	262,698,255
Payable for:
Investments purchased	8,905,889
Amount due custodian	4,439,050
Income distributions — common shares	123,174
Accrued fees to affiliates	374
Accrued interest expenses	268,272
Accrued trustees’ and officers’ fees and benefits	7,917
Accrued other operating expenses	151,470
Total liabilities	481,439,401
Net assets applicable to common shares	$772,789,530

Net assets applicable to common shares consist of:
Shares of beneficial interest — common shares	$798,339,925
Undistributed net investment income	3,128,220
Undistributed net realized gain (loss)	(125,975,572)
Net unrealized appreciation	97,296,957
$772,789,530

Common shares outstanding, no par value, with an unlimited number of common shares authorized:
Common shares outstanding	55,320,227
Net asset value per common share	$13.97
Market value per common share	$12.64

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Invesco Municipal Trust

Statement of Operations

For the six months ended August 31, 2014

(Unaudited)

Investment income:
Interest	$28,432,150

Expenses:
Advisory fees	3,374,101
Administrative services fees	89,786
Custodian fees	15,435
Interest, facilities and maintenance fees	2,309,688
Transfer agent fees	58,261
Trustees’ and officers’ fees and benefits	33,174
Other	338,971
Total expenses	6,219,416
Net investment income	22,212,734

Realized and unrealized gain from:
Net realized gain from investment securities	735,876
Change in net unrealized appreciation of investment securities	35,663,559
Net realized and unrealized gain	36,399,435
Net increase in net assets from operations applicable to common shares	$58,612,169

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Invesco Municipal Trust

Statement of Changes in Net Assets

For the six months ended August 31, 2014 and the year ended February 28, 2014

(Unaudited)

	August 31, 2014	February 28, 2014
Operations:
Net investment income	$22,212,734	$44,157,916
Net realized gain (loss)	735,876	(15,686,184)
Change in net unrealized appreciation (depreciation)	35,663,559	(51,208,782)
Net increase (decrease) in net assets from operations applicable to common shares	58,612,169	(22,737,050)
Distributions to shareholders from net investment income	(22,280,221)	(46,192,389)
Net Increase (decrease) in net assets applicable to common shares	36,331,948	(68,929,439)

Net assets applicable to common shares:
Beginning of period	736,457,582	805,387,021
End of period (includes undistributed net investment income of $3,128,220 and $3,195,707, respectively)	$772,789,530	$736,457,582

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Invesco Municipal Trust

Statement of Cash Flows

For the six months ended August 31, 2014

(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations applicable to common shares	$58,612,169

Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by operating activities:
Purchases of investments	(75,970,549)
Proceeds from sales of short-term investments, net	2,124,945
Proceeds from sales of investments	64,409,868
Amortization of premium and deferred offering costs	1,531,805
Accretion of discount	(1,291,454)
Increase in receivables and other assets	(132,696)
Increase in accrued expenses and other payables	139,290
Net realized gain from investment securities	(735,876)
Net change in unrealized appreciation on investment securities	(35,663,559)
Net cash provided by operating activities	13,023,943

Cash provided by (used in) financing activities:
Dividends paid to common shareholders from net investment income	(22,288,260)
Increase in payable for amount due custodian	2,884,317
Net payments for floating rate note obligations	6,380,000
Net cash provided by (used in) financing activities	(13,023,943)
Net increase in cash and cash equivalents	—
Cash at beginning of period	—
Cash at end of period	$—

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$2,202,204

Notes to Financial Statements

August 31, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Municipal Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.

The Trust’s investment objective is to provide common shareholders with a high level of current income exempt from federal income tax, consistent with preservation of capital. Under normal market conditions, the Trust will invest at least 80% of its total assets in municipal securities rated investment grade at the time of investment.

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Trust’s investments.

27                         Invesco Municipal Trust

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common and preferred shareholders.
E.	Federal Income Taxes — The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Trust intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt dividends”, as defined in the Internal Revenue Code.

The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees and other expenses associated with lines of credit and Variable Rate Muni Term Preferred Shares (“VMTP Shares”), and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows, the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
J.

Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to

28                         Invesco Municipal Trust

the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.

Recently published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds.” These rules may preclude banking entities from sponsoring and/or providing services for existing TOB trust programs. There can be no assurances that TOB trusts can be restructured substantially similar to their present form, that new sponsors of TOB trusts would begin providing these services, or that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective. The ultimate impact of these rules on the TOBs market and the municipal market generally is not yet certain.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

K.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Trust pays an advisory fee to the Adviser based on the annual rate 0.55% of the Trust’s average daily managed assets. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s financial statements for purposes of GAAP.)

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Trust, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Sub-Adviser(s).

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2014, expenses incurred under this agreement are shown in the Statement of Operations as Administrative services fees.

Certain officers and trustees of the Trust are officers and directors of Invesco.

29                         Invesco Municipal Trust

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2014, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Effective August 29, 2014, Trustees will have the option to defer compensation payable by the Trust, and “Trustee’s and Officers’ Fees and Benefits” will include amounts accrued by the Trust to fund such deferred compensation amounts.

During the six months ended August 31, 2014, the Trust did not pay any legal fees for services rendered by Skadden, Arps, Slate, Meagher & Flom LLP as counsel to the Trust. A trustee of the Trust is Of Counsel of Skadden, Arps, Slate, Meagher & Flom LLP. Effective August 29, 2014, Skadden, Arps, Slate, Meagher & Flom LLP is no longer counsel to the Trust.

NOTE 5—Cash Balances and Borrowings

The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to Dealer Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2014 were $203,919,857 and 0.62%, respectively.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Trust had a capital loss carryforward as of February 28, 2014 which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2015	$12,333,530	$—	$12,333,530
February 29, 2016	44,026,454	—	44,026,454
February 28, 2017	24,257,606	—	24,257,606
February 28, 2018	11,175,411	—	11,175,411
February 28, 2019	5,551,039	—	5,551,039
Not subject to expiration	6,424,418	16,820,680	23,245,098
	$103,768,458	$16,820,680	$120,589,138

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

30                         Invesco Municipal Trust

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2014 was $81,514,299 and $63,484,688, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$100,422,238
Aggregate unrealized (depreciation) of investment securities	(5,104,037)
Net unrealized appreciation of investment securities	$95,318,201

Cost of investments for tax purposes is $1,142,705,932.

NOTE 8—Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	Six months ended August 31, 2014	Year ended February 28, 2014
Beginning shares	55,320,227	55,320,227
Shares issued through dividend reinvestment	—	—
Ending shares	55,320,227	55,320,227

The Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

NOTE 9—Variable Rate Muni Term Preferred Shares

On May 17, 2012, the Trust issued 1,787 Series 2015-12-VKQ VMTP Shares, with a liquidation preference of $100,000 per share, pursuant to an offering exempt from registration under the 1933 Act. Proceeds from the issuance of VMTP Shares on May 17, 2012 were used to redeem all of the Trust’s outstanding Auction Rate Preferred Shares (“ARPS”). VMTP Shares are a floating-rate form of preferred shares with a mandatory redemption date. The Trust is required to redeem all outstanding VMTP Shares on June 1, 2015, unless earlier redeemed, repurchased or extended. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends and a redemption premium, if any. On or prior to the redemption date, the Trust will be required to segregate assets having a value equal to 110% of the redemption amount.

The Trust incurred costs in connection with the issuance of the VMTP Shares. These costs were recorded as a deferred charge and are being amortized over the 3 year life of the VMTP Shares. Amortization of these costs is included in Interest, facilities and maintenance fees on the Statement of Operations and the unamortized balance is included in Deferred offering costs on the Statement of Assets and Liabilities.

Dividends paid on the VMTP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. The initial rate for dividends was equal to the sum of 1.10% per annum plus the Securities Industry and Financial Markets Association Municipal Swap Index (the “SIFMA” Index). Subsequent rates are determined based upon changes in the SIFMA Index and take into account a ratings spread of 1% to 4% which is based on the long term preferred share ratings assigned to the VMTP Shares by a ratings agency. The average aggregate liquidation preference outstanding and the average annualized dividend rate of the VMTP Shares during the six months ended August 31, 2014 were $262,800,000 and 1.21%, respectively.

The Trust is subject to certain restrictions relating to the VMTP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of VMTP Shares at liquidation preference.

The liquidation preference of VMTP Shares, which are considered debt of the Trust for financial reporting purposes, is recorded as a liability under the caption Variable rate muni term preferred shares on the Statement of Assets and Liabilities. Unpaid dividends on VMTP Shares are recognized as Accrued interest expense on the Statement of Assets and Liabilities. Dividends paid on VMTP Shares are recognized as a component of Interest, facilities and maintenance fees on the Statement of Operations.

NOTE 10—Dividends

The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2014:

Declaration Date	Amount per Share	Record Date	Payable Date
September 2, 2014	$0.0680	September 15, 2014	September 30, 2014
October 1, 2014	$0.0680	October 16, 2014	October 31, 2014

31                         Invesco Municipal Trust

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six months ended August 31, 2014		Years ended February 28,		Year ended February 29, 2012		Four months ended February 28, 2011		Years ended October 31,
			2014	2013					2010		2009
Net asset value per common share, beginning of period	$13.31		$14.56	$14.23	$12.40		$13.83		$12.99		$10.61
Net investment income(a)	0.40		0.80	0.81	0.90		0.32		1.00		1.07
Net gains (losses) on securities (both realized and unrealized)	0.66		(1.21)	0.47	1.90		(1.42)		0.81		2.21
Distributions paid to preferred shareholders from:
Dividends from net investment income	N/A		N/A	(0.00)	(0.01)		(0.01)		(0.01)		(0.04)
Total from investment operations	1.06		(0.41)	1.28	2.79		(1.11)		1.80		3.24
Less: Dividends paid to common shareholders from net investment income	(0.40)		(0.84)	(0.95)	(0.96)		(0.32)		(0.96)		(0.86)
Net asset value per common share, end of period	$13.97		$13.31	$14.56	$14.23		$12.40		$13.83		$12.99
Market value per common share, end of period	$12.64		$12.21	$14.32	$14.90		$12.23		$14.32		$12.69
Total return at net asset value(b)	8.41%		(2.17)%	9.22%	23.37%		(8.03)%		14.32%
Total return at market value(c)	6.93%		(8.74)%	2.59%	30.97%		(12.39)%		21.17%		34.85%
Net assets applicable to common shares, end of period (000’s omitted)	$772,790		$736,458	$805,387	$556,184		$483,501		$539,131		$505,455
Portfolio turnover rate(d)	5%		15%	11%	14%		3%		10%		19%

Ratios/supplemental data based on average net assets applicable to common shares:
Ratio of expenses:
With fee waivers and/or expense reimbursements	1.64	%(e)	1.68%	1.56%	1.25	%(f)	1.27	%(f)(g)	1.12	%(f)	1.34	%(f)
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees(h)	1.03	%(e)	1.06%	0.99%	1.03	%(f)	1.02	%(f)(g)	0.93	%(f)	1.05	%(f)
Without fee waivers and/or expense reimbursements	1.64	%(e)	1.68%	1.56%	1.32	%(f)	1.34	%(f)(g)	1.23	%(f)	1.51	%(f)
Ratio of net investment income before preferred share dividends	5.85	%(e)	6.00%	5.57%	6.82%		7.68	%(g)	7.48%		9.31%
Preferred share dividends	N/A		N/A	0.01%	0.05%		0.10	%(g)	0.09%
Ratio of net investment income after preferred share dividends	5.85	%(e)	6.00%	5.56%	6.77%		7.58	%(g)	7.39%		9.00%

Senior securities:
Total amount of preferred shares outstanding (000’s omitted)(i)	$262,800		$262,800	$262,800	$178,750		$211,250		$211,250		$236,250
Asset coverage per preferred share(i)(j)	$394,021		$380,167	$406,337	$102,788		$82,219		$88,803		$78,488
Liquidating preference per preferred share(i)	$100,000		$100,000	$100,000	$25,000		$25,000		$25,000		$25,000

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.
(c)	Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets applicable to common shares (000’s omitted) of $752,645.
(f)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(g)	Annualized.
(h)	For the years ended October 31, 2010 and prior, ratio does not exclude facilities and maintenance fees.
(i)	For the years ended February 29, 2012 and prior, amounts are based on ARPS outstanding.
(j)	Calculated by subtracting the Trust’s total liabilities (not including preferred shares) from the Trust’s total assets and dividing this by preferred shares outstanding.

N/A	= Not applicable

32                         Invesco Municipal Trust

NOTE 12—Legal Proceedings

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Pending Litigation and Regulatory Inquiries

On January 17, 2011, a Consolidated Amended Shareholder Derivative Complaint (“Complaint”) was filed by common shareholders on behalf of the trusts now known as Invesco Advantage Municipal Income Trust II; Invesco Municipal Opportunity Trust; Invesco Municipal Trust; Invesco High Income Trust II; Invesco Senior Income Trust (the “Trusts”) against Van Kampen Asset Management, Morgan Stanley, and certain individuals (collectively, the “Defendants”) in Rotz v. Van Kampen Asset Management. The Plaintiffs alleged that, prior to the tenure of the current adviser, Defendants breached their fiduciary duties to common shareholders by causing the Trusts to redeem Auction Rate Preferred Securities (“ARPS”) at their liquidation value, which was allegedly higher than market value at the time, and by not having adequate procedures to deal with potential conflicts of interest. The Plaintiffs alleged that the redemptions of the ARPS wasted Trust assets, occurred at the expense of the Trusts and the common shareholders, and were improperly motivated to benefit preferred shareholders and Defendants. Additionally, the Plaintiffs claimed that the ARPS were replaced with less favorable financing. Plaintiffs sought judgment that: 1) ordered Defendants to refrain from redeeming any ARPS at their liquidation value using Trusts assets; 2) awarded monetary damages against all Defendants, individually, jointly or severally, in favor of the Trusts, for all losses and damages allegedly suffered as a result of the redemptions of ARPS at their liquidation value; 3) granted appropriate equitable relief to remedy the Defendants’ alleged breaches of fiduciary duties; and 4) awarded to Plaintiffs the costs and disbursements of the action. On August 10, 2010, the Board of Trustees formed a Special Litigation Committee (“SLC”) to investigate the claims made in the April 2010 demand letters underlying the Complaint with the assistance of independent counsel. After reviewing the findings of the SLC and a vote by Independent Trustees, the Board announced on June 24, 2011, that the Independent Trustees had adopted the SLC recommendation to reject the demands and seek dismissal of the lawsuit. The Trusts filed a motion to dismiss the case with prejudice on October 4, 2011, which was granted on October 22, 2014.

Management of Invesco and the Trust believe that the outcome of the proceedings described above will not have a material adverse effect on the Trust or on the ability of Invesco to provide ongoing services to the Trust.

33                         Invesco Municipal Trust

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the “Board”) of Invesco Municipal Trust (the “Fund”) is required under the Investment Company Act of 1940 to approve annually the renewal of the investment advisory agreement with Invesco Advisers, Inc. (“Invesco Advisers”) and the Master Intergroup Sub-Advisory Contract (the “sub-advisory contracts”) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”). The Board considers the Fund’s relationship with Invesco Advisers and the Affiliated Sub-Advisers throughout the year and, during meetings held on March 5-6, 2014 and May 5-6, 2014, the Board considered matters related to the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts. During a contract renewal meeting held on May 6, 2014, all Trustees present and voting, and the disinterested or “independent” Trustees, who comprise more than 75% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board, acting directly and through its committees, meets throughout the year to review the performance of the Fund. Over the course of each year, the Board, acting directly and through its committees, meets with portfolio managers for the funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of the funds. The Board meets regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to the funds.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the funds prepared by

Invesco Advisers and an independent company, Lipper, Inc. (“Lipper”). The independent Trustees are assisted in their annual evaluation of the funds’ investment advisory agreements by fund counsel.

In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Fund reflect the results of years of review and negotiation between the Trustees and Invesco Advisers, as well as with Van Kampen Asset Management, the funds’ predecessor investment adviser. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Board noted the willingness of Invesco Advisers personnel to engage in open and candid discussions with the Board. One Trustee may have weighed a particular piece of information differently than another Trustee.

The discussion below is a summary of the Board’s evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of May 6, 2014, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services. The Board also meets throughout the year with the Fund’s portfolio management team, which provides the Board with insight into their management of the Fund and the Fund’s performance. The Board’s review of the qualifications of Invesco Advisers and the portfolio management team to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between

Invesco Advisers (and previously Van Kampen Asset Management) and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and the greater uncertainty that may be associated with entering into a new relationship. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Fund such as various back office support functions, equity and fixed income trading operations, internal audit and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services capable of being provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who would provide such services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers, from time to time as necessary and appropriate, in managing the Fund. The Board concluded that the nature, extent and quality of the services capable of being provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, two, three, five and ten calendar years to the performance of funds in the Fund’s Lipper performance universe and against the applicable Lipper index. The Board noted that the Fund’s performance was in the second quintile of its performance universe for the one and five year periods, the fourth quintile for the two and three year periods and the fifth quintile for the ten year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was above the performance of the applicable Lipper index for the one and five year periods and below the performance of the applicable Lipper index for the two, three and ten year periods. The Board also considered the additional resources that Invesco Advisers had devoted to further develop its fixed income platform. In light of these considerations, the

34 Invesco Municipal Trust

Board concluded the Fund’s performance was consistent with its investment objective and policies under applicable market conditions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers

The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the Fund’s contractual advisory fee rate was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.

The Board reviewed not only the advisory fees but other fees and expenses (whether paid to Invesco Advisers, its affiliates or others) and the Fund’s overall expense ratio.

The Board also compared the strategy of the Fund to that of other client accounts of Invesco Advisers and the Affiliated Sub-Advisers and considered, as applicable, the fees charged to other client accounts with investment strategies similar to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients solely for investment management services than to registered fund clients, such as the Fund. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to registered fund clients, including the Fund, relative to other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of shareholder reports, efforts to support secondary market trading of the Fund’s shares, preparation of financial information and regulatory compliance under the Investment Company Act of 1940, as amended, and stock exchange listing standards, including preparation for, coordinating the solicitation of proxies for, and conducting annual shareholder meetings. The Board noted that sub-advisory fees charged by the Affiliated Sub-Advisers to manage registered fund clients and to manage other client accounts were often more comparable. The Board concluded that the aggregate services provided to the Fund were sufficiently different from those provided to institutional clients, and the Board did not place significant weight on these fee comparisons.

The Board also considered the services capable of being provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that, to the extent the Fund were to utilize the Affiliated Sub-Advisers, Invesco Advisers would provide services related to oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board noted that the Fund, like most closed-end funds, does not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that although the Fund does not benefit from economies of scale through contractual breakpoints, the Fund does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the registered fund clients and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the other funds overseen by the Board. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the other funds overseen by the Board. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Fund. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Fund. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

35 Invesco Municipal Trust

Proxy Results

An Annual Meeting (“Meeting”) of Shareholders of Invesco Municipal Trust (the “Fund”) was held on August 29, 2014. The Meeting was held for the following purposes:

(1)	Elect four Class I Trustees, three by the holders of Common Shares and the holders of Preferred Shares voting together as a single class, and one by the holders of Preferred Shares, voting separately, each of whom will serve until the later of the Fund’s annual meeting of shareholders in 2016 or until a successor shall have been duly elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against	Votes Abstain
(1)	Albert R. Dowden	42,717,000	5,727,034	1,103,752
	Dr. Prema Mathai-Davis	42,698,572	5,721,009	1,128,205
	Raymond Stickel, Jr.	42,655,215	5,764,110	1,128,461
	Hugo F. Sonnenschein(P)	2,628	0	0

(2)	Elect five Class II Trustees, four by the holders of Common Shares and the holders of Preferred Shares voting together as a single class, and one by the holders of Preferred Shares, voting separately, each of whom will serve until the later of the Fund’s annual meeting of shareholders in 2017 or until a successor shall have been duly elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against	Votes Abstain
(2)	David C. Arch	42,775,047	5,703,698	1,069,041
	Dr. Larry Soll	42,645,160	5,798,384	1,104,242
	Philip A. Taylor	42,892,735	5,568,519	1,086,532
	Suzanne H. Woolsey	42,659,382	5,739,013	1,149,391
	Frank S. Bayley(P)	2,628	0	0

(3)	Elect five Class III Trustees by the holders of Common Shares and the holders of Preferred Shares voting together as a single class, each of whom will serve until the later of the Fund’s annual meeting of shareholders in 2015 or until a successor shall have been duly elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against	Votes Abstain
(3)	James T. Bunch	42,624,781	5,824,852	1,098,153
	Bruce L. Crockett	42,755,804	5,695,772	1,096,210
	Rodney F. Dammeyer	42,698,292	5,755,137	1,094,357
	Jack M. Fields	42,811,804	5,588,517	1,147,465
	Martin L. Flanagan	42,892,165	5,566,795	1,088,826

(P)	Election of Trustee by preferred shareholders only.

36                         Invesco Municipal Trust

Correspondence information

Send general correspondence to Computershare Trust Company, N.A., P.O. Box 30170, College Station, TX
77842-3170.

Trust holdings and proxy voting information

The Trust provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Trust’s Forms N-Q on the SEC website at sec.gov. Copies of the Trust’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Trust is shown below.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. In addition, this information is available on the SEC website at sec.gov.

SEC file number: 811-06362	VK-CE-MUNI-SAR-1

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	As of August 20, 2014, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 20, 2014, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Municipal Trust

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	November 7, 2014

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	November 7, 2014

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	November 7, 2014

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.